Impaired Loans and Non Accrual Loans by Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment	$ 15,665	[1]	$ 13,843
Total impaired loans, Unpaid Principal Balance	16,144	[1]	14,154
Impaired loans, Related Allowance	530	[1]	581
Total impaired loans, Nonaccrual Loans	6,993		7,654
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	2,437	[1]	3,125
Impaired loans with valuation allowance, Unpaid Principal Balance	2,448	[1]	3,125
Impaired loans, Related Allowance	341	[1]	454
Impaired loans with valuation allowance, Nonaccrual Loans	319		1,133
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	1,324	[1]	1,466
Impaired loans with valuation allowance, Unpaid Principal Balance	1,414	[1]	1,556
Impaired loans, Related Allowance	185	[1]	88
Impaired loans with valuation allowance, Nonaccrual Loans	1,324		236
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	8	[1]	72
Impaired loans with valuation allowance, Unpaid Principal Balance	8	[1]	72
Impaired loans, Related Allowance	4	[1]	39
Impaired loans with valuation allowance, Nonaccrual Loans	8		72
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	3,769	[1]	4,663
Impaired loans with valuation allowance, Unpaid Principal Balance	3,870	[1]	4,753
Impaired loans, Related Allowance	530	[1]	581
Impaired loans with valuation allowance, Nonaccrual Loans	1,651		1,441
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	3,641	[1],[2]	3,866
Impaired loans without valuation allowance, Unpaid Principal Balance	3,822	[1],[2]	4,013
Impaired loans, Related Allowance	0	[1],[2]	0
Impaired loans without valuation allowance, Nonaccrual Loans	3,241		3,855
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	6,853	[1],[2]	4,407
Impaired loans without valuation allowance, Unpaid Principal Balance	7,050	[1],[2]	4,407
Impaired loans, Related Allowance	0	[1],[2]	0
Impaired loans without valuation allowance, Nonaccrual Loans	1,655		1,522
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	1,402	[1],[2]	546
Impaired loans without valuation allowance, Unpaid Principal Balance	1,402	[1],[2]	546
Impaired loans, Related Allowance	0	[1],[2]	0
Impaired loans without valuation allowance, Nonaccrual Loans	377		470
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	0	[1],[2]	361
Impaired loans without valuation allowance, Unpaid Principal Balance	0	[1],[2]	435
Impaired loans, Related Allowance	0	[1],[2]	0
Impaired loans without valuation allowance, Nonaccrual Loans	53		366
Consumer: Indirect automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	0	[1],[2]
Impaired loans without valuation allowance, Unpaid Principal Balance	0	[1],[2]
Impaired loans, Related Allowance	0	[1],[2]
Impaired loans without valuation allowance, Nonaccrual Loans	16
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	11,896	[1],[2]	9,180
Impaired loans without valuation allowance, Unpaid Principal Balance	12,274	[1],[2]	9,401
Impaired loans, Related Allowance	0	[1],[2]	0
Impaired loans without valuation allowance, Nonaccrual Loans	$ 5,342		$ 6,213

[1]	(1) Includes loans acquired with deteriorated credit quality and performing troubled debt restructurings.
[2]	(2) Includes loans acquired with deteriorated credit quality from the Newport merger